Valuation results and net trading income - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Results And Net Trading Income [Line Items]
Fair value adjustments on own issued notes	€ (230)	€ 745	€ 65
Trading securities
Valuation Results And Net Trading Income [Line Items]
Impact of interest rate volatility, EU IAS39 carve out adjustment	(4,642)	10,713	1,218
Trading securities | Trading assets
Valuation Results And Net Trading Income [Line Items]
Gains (losses) on financial assets at fair value through profit or loss	€ 160	€ (157)	€ (268)